Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Current income tax benefit/(expense)	$ (2,621)	$ (15,237)	$ (19,125)	$ 100,858	$ (33,602)
Adjustments in respect of current income tax			(1,899)	(1,275)	(3,018)
Total income tax expense	(2,621)	(15,237)	(21,024)	99,583	(36,620)
Deferred income tax (expense)/benefit	(1,359)	2,264	3,622	(1,638)	4,318
Adjustments in respect of prior year deferred income tax			1,687	2,114	1,261
Total deferred income tax (expense)/benefit	(1,359)	2,264		476	5,579
Total income tax (expense)/benefit reported in the statement of profit or loss	$ 3,981	$ 12,973	$ 15,715	$ (100,059)	$ 31,041